Organization and Nature of Operations (Details)	6 Months Ended
	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 CNY (¥)	Sep. 30, 2021 $ / shares shares	Aug. 28, 2019	Aug. 22, 2019
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	250,000,000		250,000,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 0.0002		$ 0.0002
Ordinary shares issued (in Shares) | shares	13,192,232		13,127,000
Ordinary shares outstanding (in Shares) | shares	13,192,232		13,127,000
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate	99.00%			5.00%	94.00%
Di Wang [Member]
Organization and Nature of Operations (Details) [Line Items]
Interest rate	1.00%
Huadi International Group Co., Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount	$ 21,680,341
Yongqiang Tuoxing Limited [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized (in Shares) | shares	50,000
Ordinary stock, par value (in Dollars per share) | $ / shares	$ 1
Cash paid in capital	$ 0
Hong Kong Beach Limited (“HK Beach”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Cash paid in capital	0
Wenzhou Hongshun Stainless Steel Ltd [Member]
Organization and Nature of Operations (Details) [Line Items]
Capital paid amount	10,000,000
Cash paid in capital	$ 0
Huadi Steel Group Limited. (“Huadi Steel”) [Member]
Organization and Nature of Operations (Details) [Line Items]
Registered and paid in capital (in Yuan Renminbi) | ¥		¥ 168,800,000